MUTUAL OF AMERICA

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK NY 10022-6839

212 224 1840

212 224 2518 FAX

AMY LATKIN

VICE PRESIDENT AND

ASSISTANT GENERAL COUNSEL

CORPORATE LAW

May 1, 2015

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Institutional Funds, Inc. (the “Registrant”)
Registration Statement on Form N-1A (File no. 033-87874 and 811-08922)
Certification pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to registration statement, filed on April 30, 2015, and that the text of the most recent amendment to registration statement has been filed electronically.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Assistant General Counsel